OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Operating Lease Right-of-use Assets And Lease Obligations
OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

10. OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Company has one operating lease primarily for office and administration.

During December 2021, the Company entered into a new lease agreement. The Company paid an $85,000 deposit that would be returned at the end of the lease. In December 2022, the Company started a new lease with an additional suite in the same premise as the existing lease.

When measuring the lease obligations, the Company discounted lease payments using its incremental borrowing rate. The weighted-average-rate applied was 11.4% as of December 31, 2023 and March 31, 2023. The weighted average remaining lease term as of December 31, 2023 and March 31, 2023 was 2.9 years and 2.5 years, respectively.

	2023	2022
Right of Use Asset	$	$
Beginning balance at March 31	1,587,492	1,242,700
New leases	—	685,099
Amortization	(271,357)	(255,146)
Ending balance at December 31	1,316,135	1,672,653

	2023	2022
Lease Liability	$	$
Beginning balance at March 31	1,722,095	1,330,338
New leases	—	685,099
Repayment and interest accretion, net	(261,072)	(231,533)
Ending balance at December 31	1,461,023	1,783,904

	December 31, 2023	March 31, 2023
Lease Liability	$	$
Current portion of operating lease liability	409,702	335,608
Noncurrent portion of operating lease liability	1,051,321	1,386,487

The operating lease expense was $140,759 and $53,286 for the three months ended December 31, 2023 and 2022, respectively, and $420,251 and $264,738 during the nine months ended December 31, 2023 and 2022, respectively, and is included in the selling, general and administrative expenses. Operating cash flows from operating leases amounted to 394,214 and $230,076 during the nine months periods ending December 31, 2023 and 2022, respectively.

The following table represents the contractual undiscounted cash flows for lease obligations as of December 31, 2023:

Calendar year	$
2024	552,293
2025	600,288
2026	565,359
Total undiscounted lease liability	1,717,940
Less imputed interest	(256,917)
Total	1,461,023

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

12. OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Company has one operating lease primarily for office and administration.

During December 2021, the Company entered into a new lease agreement. The Company paid $85,000 deposit that would be returned at the end of the lease. In December 2022, the Company started a new lease with an additional suite in the same premise as the existing lease.

When measuring the lease obligations, the Company discounted lease payments using its incremental borrowing rate. The weighted-average-rate applied is 11.4%.

	2023	2022
Right of Use Asset	$	$
Beginning balance at March 31	1,242,700	66,120
New leases	685,099	1,308,731
Amortization	(340,307)	(132,151)
Ending balance at March 31	1,587,492	1,242,700

	2023	2022
Lease Liability	$	$
Beginning balance at March 31	1,330,338	58,257
New leases	685,099	1,308,731
Repayment and interest accretion	(293,342)	(36,650)
Ending balance at March 31	1,722,095	1,330,338

Current portion of operating lease liability	335,608	210,320
Noncurrent portion of operating lease liability	1,386,487	1,120,018

The operating lease expense was $405,496 for the year ended March 31, 2023 (2022: $293,888) and included in the selling, general and administrative expenses.

The following table represents the contractual undiscounted cash flows for lease obligations as at March 31, 2023:

Calendar year	$
2023	394,214
2024	552,293
2025	600,288
2026	565,359
2027 and beyond	-
Total undiscounted lease liability	2,112,154
Less imputed interest	(390,059)
Total	1,722,095